Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Target 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund

Supplement dated May 8, 2014, to the Summary Prospectuses dated February 28, 2014; and Statutory Prospectus dated February 28, 2014;

This supplement provides new and additional information beyond that contained in the above-referenced Summary Prospectuses and Statutory Prospectus and should be read in conjunction with each document.

II. Statutory Prospectus

The "Foreign Investment Risk" under the "Principal risks" section of each Fund Summary in the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent a fund's investment in a single country or a limited number of countries represents a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.